Fees Summary	Apr. 25, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,747,390,000.00
Previously Paid Amount	0.00
Total Fee Amount	267,525.41
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 267,525.41
Narrative - Max Aggregate Offering Price	$ 1,747,390,000.00
Narrative - Max Aggregate Offering Amount | shares	1,750,000
Final Prospectus	true